Cover	May 12, 2022
Cover [Abstract]
Entity Registrant Name	KINGSTONE COMPANIES, INC.
Entity Central Index Key	0000033992
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 12, 2022
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-2476480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-1665
Entity Address Address Line 1	15 Joys Lane
Entity Address City Or Town	Kingston
Entity Address State Or Province	NY
Entity Address Postal Zip Code	12401
City Area Code	845
Local Phone Number	802-7900
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	KINS
Security Exchange Name	NASDAQ